Acquisition of Additional Interest in the Soto Norte Project	12 Months Ended
Dec. 31, 2025
Asset Acquisition [Abstract]
Acquisition of Additional Interest in the Soto Norte Project	Acquisition of Additional Interest in the Soto Norte Project
Prior to June 28, 2024, the Soto Norte Project was accounted for as an investment in associate under the equity method, as the Company had significant influence over the Soto Norte Project. Subsequent to the acquisition of the additional 31% interest in the Soto Norte Project, the Company obtained control and began consolidating the Soto Norte Project. As a result, the Company ceased equity accounting for its investment and its previously-held interest was reclassified to form part of the consideration paid for the acquisition.
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2023	$108,527
Company’s share of the loss from the associate	(2,811)
Cash contributions to Soto Norte	2,647
Reclassification of investment	(108,363)
Investment in associate as of December 31, 2024	$—
Summarized financial information for the Soto Norte Project during the period in which the Company exercised significant influence, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

Year ended December 31, 2024
Project expenses	$(13,022)
Net loss and comprehensive loss of associate	$(14,054)
Company’s equity share of the net loss and comprehensive loss of associate – 20%	$(2,811)
On June 28, 2024, the Company acquired an additional 31% joint venture interest in the Soto Norte Project previously held by Mubadala, resulting in the Company increasing its ownership interest to 51% and obtaining control over the Soto Norte Project.
The consideration for this acquisition was comprised of:
•15,750,000 common shares issued to Mubadala, and
•6,000,000 common shares issuable to Mubadala upon the receipt of an environmental license for the Soto Norte Project.
The transaction has been accounted for as an asset acquisition, as it did not meet the criteria for a business combination under IFRS 3, Business Combinations. This classification reflects consideration of the concentration test and the early stage of exploration and evaluation of the Soto Norte Project, where significant inputs and processes that constitute a business have not yet been established. As a result, the consideration paid has been allocated to the acquired assets and assumed liabilities based on their relative fair value. Additionally, the Company has capitalized acquisition costs related to the transaction as part of the total consideration paid.
The total consideration paid was allocated based on the relative fair value of the assets and the liabilities acquired as shown below:

Consideration paid
15,750,000 common shares issued and 6,000,000 contingently issuable common shares of Aris Mining (Note 14b)	$180,920
Previously held interest in the Soto Norte Project	108,363
Acquisition costs and project funding ⁽¹⁾	6,085
Total consideration paid	$295,368
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	$5,251
Prepaid expenses and other receivables	213
Mining interests, plant and equipment (Note 9)	4,790
Exploration and evaluation assets (Note 9)	578,110
Accounts payable and accrued liabilities	(2,511)
Reclamation and rehabilitation provision (Note 12)	(1,690)
Deferred revenue (Note 6b)	(5,010)
Non-controlling interest	(283,785)
Assets acquired and liabilities assumed	$295,368
(1)Acquisition costs and project funding consist of legal and advisory fees associated with the transaction ($1.0 million) and funding advanced by the Company on behalf of Mubadala prior to the close of the transaction ($5.1 million).
6a. Acquisition of Additional Interest in the Soto Norte Project (cont.)
The fair values of cash and cash equivalents, prepaid expenses and other receivables, and accounts payable and accrued liabilities (each of which is a Level 1 fair value measurement) was determined to approximate their carrying amounts. The Company retained an independent valuation specialist to assist with the determination of the fair value of the mining interests, plant and equipment, and exploration and evaluation assets acquired, with consideration given to both market and income-based valuation methodologies (a Level 3 fair value measurement). The Company estimated the fair value of the Soto Norte Project using a market multiples approach based on comparable public companies that operate in similar jurisdictions and precedent transactions. The fair value of the reclamation and rehabilitation provision was determined using the estimated inflated undiscounted costs to be incurred with respect to remediation of current disturbances and reclamation activities related to the existing infrastructure of the Soto Norte Project. The streaming obligation has been recognized at fair value using a discounted cash flow model using discount rates that reflect the risks inherent in the expected future cash flows at the acquisition date.
6b. Acquisition of 100% Interest in the Soto Norte Project
On December 12, 2025, the Company acquired the remaining 49% of the Soto Norte Project previously held by Mubadala, resulting in the Company having 100% ownership over the Soto Norte Project. In addition, the Company terminated the existing precious metals stream previously granted to Mubadala.
The consideration for this acquisition and termination of the precious metals stream was comprised of:
•$60.0 million in cash, of which $10.0 million was to settle the existing precious metals stream previously granted to Mubadala; and
•1,739,130 common shares issued to Mubadala, issued at a deemed price of $11.50 for total deemed consideration of $20.0 million. The value of the shares on closing (December 12, 2025) was $15.71 per share, with a total value of $27.3 million.
Prior to the termination of the precious metals stream, the liability was recorded at a carrying value of $5.0 million. As a result of the termination, the Company recorded a loss of $5.0 million.
The transaction resulted in a change in ownership interest while retaining control. The carrying amount of the non-controlling interest was derecognized through equity with no adjustment made to the carrying amount of the Soto Norte Project (Note 15).